West Polaris (Summary of Acquisition Transaction) (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Jun. 19, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consideration
Cash			$ 1,796.2
Contingent consideration			898.8
Plus: Working capital adjustment			2.2
Total purchase price			2,695.0
Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Gain on bargain purchase			$ (9.3)	$ 0.0	$ 0.0
West Polaris Acquisition
Consideration
Cash	$ 204.0
Contingent consideration	95.3
Seller's Credit	44.6
Plus: Working capital adjustment	(30.7)
Total purchase price	374.6
Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Cash	20.0
Current assets	52.1
Intangible asset - favorable drilling contract	124.3
Drilling unit	575.3
Long term interest bearing debt	(336.0)
Current liabilities	(20.2)
Non-current liabilities	(1.3)
Total identifiable net assets	414.2
Measurement period adjustment		$ (30.3)
Gain on bargain purchase	(39.6)	$ (9.3)
Total	$ 374.6